Share-based Awards	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Awards
Share-based Awards
Share Options
On July 21, 2008, the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.
On February 14, 2017, both the 2008 Employee Plan and the 2008 Consultants Plan (together the “2008 Option Plans”) were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 400,000 to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans.
An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.
Each option granted under the 2008 Option Plans will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.
On January 17, 2003, the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and, in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 400,000 ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.
Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant. Share options typically vest over a period of five years from date of grant and expire eight years from date of grant. Share option awards granted to non-Executive Directors during the nine months ended September 30, 2018 vest one year from the date of grant. The maximum contractual term of options outstanding at September 30, 2018 is eight years.
The following table summarizes option activity for the nine months ended September 30, 2018:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(355,216)	$41.93	$13.76
Forfeited	(7,705)	$34.78	$11.83

Outstanding at September 30, 2018	976,029	$72.11	$21.80	5.10

Exercisable at September 30, 2018	452,066	$53.60	$16.60	3.86

The Company has outstanding options with fair values ranging from $8.53 to $39.96 per option or a weighted average fair value of $14.57 per option. The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2018 was 452,066. Fully vested share options at September 30, 2018 have an average remaining contractual term of 3.86 years, an average exercise price of $53.6 and a total intrinsic value of $45.3 million. The total intrinsic value of options exercised during the nine months ended September 30, 2018 was $32.6 million (September 30, 2017: $21.8 million).
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2018:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2017	694,727	$68.06	$20.03

Granted	167,557	$118.90	$36.84
Vested	(335,616)	$62.28	$18.53
Forfeited	(2,705)	$56.58	$16.84

Non-vested outstanding at September 30, 2018	523,963	$88.07	$26.38

Fair value of Stock Options Assumptions
The weighted average fair value of options granted during the nine months ended September 30, 2018 and September 30, 2017 was calculated using the Black-Scholes option pricing model.  The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2018	September 30, 2017
Weighted average grant date fair value	$36.84	$25.06
Assumptions:
Expected volatility	30%	29%
Dividend yield	—%	—%
Risk-free interest rate	2.73%	1.93%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.
Restricted Share Units and Performance Share Units
On July 21, 2008, the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.
On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares.  Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.
The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the nine months ended September 30, 2018:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2017	511,026	$72.07	0.93	715,970	$72.65	1.28

Granted	71,906	$116.02		159,070	$123.32
Shares vested	(215,826)	$68.28		(271,183)	$67.96
Forfeited	(116,053)	$70.89		(57,429)	$76.90

Outstanding at September 30, 2018	251,053	$85.95	1.21	546,428	$89.28	1.46

The fair value of RSUs vested for the nine months ended September 30, 2018 totaled $18.4 million (full year 2017: $16.6 million).
The fair value of PSUs vested for the nine months ended September 30, 2018 totaled $14.7 million (full year 2017: $15.0 million).
The PSUs vest based on service and specified EPS targets over the period 2015 – 2018, 2016 – 2019, 2017 – 2020 and 2018 – 2021. Since 2013, 147,630 PSUs (net of forfeitures) have been granted.  Depending on the amount of EPS from 2015 to 2021, up to an additional 103,423 PSUs may also be granted.
Non-cash stock compensation expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2018 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Direct costs	$4,708	$4,551	$13,761	$14,855
Selling, general and administrative	3,836	3,709	11,213	12,106

	$8,544	$8,260	$24,974	$26,961

Total non-cash stock compensation expense not yet recognized at September 30, 2018 amounted to $51.5 million. The weighted average period over which this is expected to be recognized is 2.1 years.
The amendments required by Accounting Standards Update (‘ASU’) 2016-09 ‘Improvements to Employee Share-Based Payment Accounting’ require the Company to record all tax effects related to share-based payments through the income statement rather than additional paid in capital. The Company applied the updated standard prospectively during the year ended December 31, 2017.